Organization and Business Description (Details) - Schedule of subsidiaries and variable interest entities	12 Months Ended
Dec. 31, 2021
Subsidiaries
Date of Incorporation	Jul. 27, 2021
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	Enterprise Information Technology Integration services provider
Global Mentor Board Information Technology Limited (“GMB HK”) [Member]
Subsidiaries
Date of Incorporation	Mar. 22, 2019
Place of incorporation	HK
Percentage of effective ownership	100.00%
Principal Activities	Holding company
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ” or “WFOE”) [Member]
Subsidiaries
Date of Incorporation	Jun. 03, 2019
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Holding company of WFOE
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”) [Member]
Subsidiaries
Date of Incorporation	Dec. 12, 2021
Place of incorporation	PRC
Percentage of effective ownership	75.00%
Principal Activities	Educational Consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”) [Member]
Subsidiaries
Date of Incorporation	Oct. 08, 2021
Place of incorporation	Hongkong
Percentage of effective ownership	100.00%
Principal Activities	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”) [Member]
Subsidiaries
Date of Incorporation	Oct. 15, 2021
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	New Energy Investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai New Energy”) [Member]
Subsidiaries
Date of Incorporation	Nov. 08, 2021
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	New Energy Investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”) [Member]
Subsidiaries
Date of Incorporation	Nov. 08, 2021
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	Manufacture of Lithium Battery Materials
Global Mentor Board (Beijing) Information Technology Co., Ltd. (“SDH” or “VIE”) [Member]
Subsidiaries
Date of Incorporation	Dec. 05, 2014
Place of incorporation	PRC
Percentage of effective ownership	0.00%
Principal Activities	peer-to-peer knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”) [Member]
Subsidiaries
Date of Incorporation	Nov. 01, 2017
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”) [Member]
Subsidiaries
Date of Incorporation	Jun. 30, 2017
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”) [Member]
Subsidiaries
Date of Incorporation	Jun. 22, 2017
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	cultural and artistic exchanges and planning, conference services provider
Shidong(Beijing)Information Technology Co., LTD. (“GMB (Beijing)”) [Member]
Subsidiaries
Date of Incorporation	Jun. 19, 2018
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”) [Member
Subsidiaries
Date of Incorporation	Aug. 29, 2018
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“GMB Zibo”) [Member]
Subsidiaries
Date of Incorporation	Oct. 16, 2020
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Technical services provider
Shidong Trading Service (Zhejiang) Co., Ltd. (“Shidong Trading”) [Member]
Subsidiaries
Date of Incorporation	Apr. 19, 2021
Place of incorporation	PRC
Percentage of effective ownership	60.00%
Principal Activities	Sale of Merchandise
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”) [Member]
Subsidiaries
Date of Incorporation	Nov. 29, 2021
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	Business Incubation Services provider